RELATED-PARTY TRANSACTIONS - Key Management compensation (Details) - Key Management personnel R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) EquityInstruments	Dec. 31, 2018 BRL (R$) EquityInstruments	Dec. 31, 2017 BRL (R$) EquityInstruments
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits | R$	R$ 32,359	R$ 50,310
Contributions to defined contribution pension plans | R$	1,687	1,595
Long term incentive plan attributable to key management | R$	R$ 26,631	R$ 23,189	R$ 10,451
Restricted shares
Restricted shares granted to Management
Balance, beginning of year	6,375,547	5,945,310
Granted	1,083,116	1,255,286
Exercised	(627,076)	(511,333)
Cancelled	(38,553)
Others	75,163	313,716
Balance, end of year	6,717,871	6,375,547	5,945,310